INCOME TAX	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [Abstract]
INCOME TAX
36	INCOME TAX

In December 2004, Grindrod Shipping Pte. Ltd. was granted incentives under the Approved International Shipping Enterprise Incentive (“AIS”) Scheme, with effect from 10 June 2004. The incentives to the company were extended in October 2014, with effect from 10 June 2014. As such, the shipping profits of Grindrod Shipping Pte. Ltd. are exempted from income tax under Section 13F of the Singapore Income Tax Act.  The shipping profits of the subsidiaries incorporated in Singapore are exempted from income tax under Section 13A of the Singapore Income Tax Act.

The tax rate used for the 2021, 2020 and 2019 reconciliations below is the corporate tax rate of 17% payable by corporate entities in Singapore on taxable profits under tax law in that jurisdiction. The corporate taxation rates payable by the South African entities in terms of the tax law in South Africa is 28% (2020 and 2019: 28%).

	2021	2020	2019
	US$’000	US$’000	US$’000
Current tax
In respect of the current year	513	181	(413)
Withholdings tax	48	10	-
In respect of prior years	(132)	-	8
	429	191	(405)
Deferred tax
In respect of the current year	(547)	(2)	3
In respect of prior years	-	-	2
	(547)	(2)	5

Income tax (benefit) expense	(118)	189	(400)

The total charge for the year can be reconciled to the accounting loss as follows:

	2021	2020	2019
	US$’000	US$’000	US$’000

Profit (loss) before tax	132,529	(34,788)	(27,485)

Income tax benefit calculated at corporate rate	22,530	(5,914)	(4,672)
Adjusted for:
Effect of income that is exempted from tax	(27,890)	(2,967)	(2,225)
Effect of expenses that are not deductible in determining taxable profit	6,204	9,905	7,623
Effect of different tax rates of subsidiaries operating in other jurisdictions	(878)	(849)	(1,134)
Effect of tax losses disallowed to be brought forward	-	4	-
(Over)under provision of tax in prior year	(132)	-	8
Withholding tax	48	10	-
	(118)	189	(400)